Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2027	¥ 77,600
2028	79,313
2029	79,739
2030	80,254
2031	75,406
2032-2036	¥ 326,146